Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	784,116,508.81	39,976
Yield Supplement Overcollateralization Amount 05/31/23	94,491,137.67	0
Receivables Balance 05/31/23	878,607,646.48	39,976
Principal Payments	31,247,942.17	1,103
Defaulted Receivables	665,801.42	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	89,995,502.15	0
Pool Balance at 06/30/23	756,698,400.74	38,839

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.20%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,741,505.80	326
Past Due 61-90 days	2,077,491.43	88
Past Due 91-120 days	205,950.65	6
Past Due 121+ days	0.00	0
Total	10,024,947.88	420

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	385,458.55
Aggregate Net Losses/(Gains) - June 2023	280,342.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.38%
Prior Net Losses/(Gains) Ratio	0.23%
Second Prior Net Losses/(Gains) Ratio	0.42%
Third Prior Net Losses/(Gains) Ratio	0.46%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	6,810,285.61
Actual Overcollateralization	6,810,285.61
Weighted Average Contract Rate	5.01%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	54.96

Flow of Funds	$ Amount
Collections	35,348,415.20
Investment Earnings on Cash Accounts	26,365.10
Servicing Fee	(732,173.04)
Transfer to Collection Account	-
Available Funds	34,642,607.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,474,074.49
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	5,001,059.49
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,810,285.61
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,997,187.67

Total Distributions of Available Funds	34,642,607.26

Servicing Fee	732,173.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	777,059,460.23
Principal Paid	27,171,345.10
Note Balance @ 07/17/23	749,888,115.13

Class A-1
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-2a
Note Balance @ 06/15/23	210,886,729.24
Principal Paid	17,653,303.02
Note Balance @ 07/17/23	193,233,426.22
Note Factor @ 07/17/23	83.3477511%

Class A-2b
Note Balance @ 06/15/23	113,702,730.99
Principal Paid	9,518,042.08
Note Balance @ 07/17/23	104,184,688.91
Note Factor @ 07/17/23	83.3477511%

Class A-3
Note Balance @ 06/15/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	306,860,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-4
Note Balance @ 06/15/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	99,620,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	30,630,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	15,360,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,474,074.49
Total Principal Paid	27,171,345.10
Total Paid	30,645,419.59

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	968,321.57
Principal Paid	17,653,303.02
Total Paid to A-2a Holders	18,621,624.59

Class A-2b
One-Month SOFR	5.06662%
Coupon	5.91662%
Interest Paid	597,987.42
Principal Paid	9,518,042.08
Total Paid to A-2b Holders	10,116,029.50

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.4016533
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.6049262
Total Distribution Amount	30.0065795

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	4.1766803
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	76.1443367
Total A-2a Distribution Amount	80.3210170

A-2b Interest Distribution Amount	4.7838994
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	76.1443366
Total A-2b Distribution Amount	80.9282360

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	184.06
Noteholders' Third Priority Principal Distributable Amount	565.30
Noteholders' Principal Distributable Amount	250.64

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	5,106,453.81
Investment Earnings	21,046.19
Investment Earnings Paid	(21,046.19)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,099,412.06	$4,172,552.79	$3,953,154.56
Number of Extensions	170	145	135
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.46%	0.42%